Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Revenue from contracts with customers
4. Revenue from contracts with customers
Disaggregated revenue information
Set out below is the disaggregation of the Group’s revenue from contracts with customers

	Subscription and licensing	Smart music learning	Music events and performances	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Year ended December 31, 2021
Revenue from contracts with customers	100,454	118,061	77,382	295,897
Cost of sales	(18,195)	(43,548)	(64,283)	(126,026)

Gross profit	82,259	74,513	13,099	169,871

Year ended December 31, 2020
Revenue from contracts with customers	76,583	58,784	27,514	162,881
Cost of sales	(8,725)	(17,319)	(18,237)	(44,281)

Gross profit	67,858	41,465	9,277	118,600

Year ended December 31, 2019
Revenue from contracts with customers	81,901	64,153	—	146,054
Cost of sales	(20,330)	(12,013)	—	(32,343)

Gross profit	61,571	52,140	—	113,711

	2021	2020	2019
	RMB’000	RMB’000	RMB’000
Geographical markets

Southern China	160,354	82,481	55,597
Northern China	135,543	80,400	90,457

Total revenue from contracts with customers	295,897	162,881	146,054

Timing of revenue recognition
Revenue recognised at a point in time	218,885	119,998	126,646
Revenue recognised over time	77,012	42,883	19,408

Total revenue from contracts with customers	295,897	162,881	146,054

The amounts of transaction prices allocated to the remaining performance
obligations (unsatisfied or partially unsatisfied) as at each reporting date are as follows:

	2021	2020
	RMB’000	RMB’000
Amounts expected to be recognised as revenue:

Within 1 year	1,778	1,215
After 1 year	1,163	499

	2,941	1,714

The amounts disclosed above do not include variable consideration which is constrained.
The Group applied the practical expedient in IFRS 15 and did not disclose the aggregate amounts of transaction price allocated to the remaining performance obligations that are unsatisfied or partially satisfied as of the end of the reporting period if the performance obligations is part of a contract that has an original expected duration of one year or less. The comparative disclosures are amended to conform with the current year’s presentation.